Long-Term Investments, Net	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Long-Term Investments, Net [Abstract]
LONG-TERM INVESTMENTS, NET

NOTE 8 — LONG-TERM INVESTMENTS, NET

Long-term investments consisted of the following:

	As of
	Ownership interest	March 31, 2023	Ownership interest	December 31, 2022
Marketable equity securities
Investment C	0.00%*	$425	0.46%	$2,443,593

Non-marketable equity securities:
Investment A	8.37%	5,737,714	8.37%	5,717,678
Investment B	3.63%	510,263	3.63%	513,000
Investment D	4.49%	16,398,730	4.92%	16,030,943
Investment E	4.00%	519,769	4.00%	522,557
Investment F	4.00%	11,378,937	4.00%	11,805,589
Total		34,545,413		34,589,767
Net carrying value		$34,545,838		$37,033,360

*        less than 0.001%

Investments in Marketable Equity Securities

Investments in equity securities, such as, marketable securities, are accounted for at its current market value with the changes in fair value recognized in net loss. Investment C was listed and publicly traded on Nasdaq Stock Exchange.

During the three months ended March 31, 2023, the Company sold 993,108 shares of Investment C at the average market price of $4.01 per share, resulting with a realized gain of $1,541,736.

As of March 31, 2023 and December 31, 2022, Investment C was recorded at fair value of $425 and $2,443,593, which were traded at a closing price of $6.54 and $2.46 per share, respectively.

Investments in Non-Marketable Equity Securities

Investments in non-marketable equity securities consist of investments in limited liability companies in which the Company’s interests are deemed minor and long-term, strategic investments in companies that are in various stages of development, and investments in a close-ended partnership funds which concentrated in the healthcare sector. These investments do not have readily determinable fair values and, therefore, are reported at cost, minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or similar investment of the same issuer.

Management assesses each of these investments on an individual basis, subject to a periodic impairment review and considers qualitative and quantitative factors including the investee’s financial condition, the business outlook for its products and technology, its projected results and cash flow, financing transactions subsequent to the acquisition of the investment, the likelihood of obtaining subsequent rounds of financing and cash usage. When an impairment exists, the investment will be written down to its fair value by recording the corresponding charge as a component of other income (expense), net. Fair value is estimated using the best information available, which may include cash flow projections or other available market data.

The following table presents the changes in fair value of non-market equity securities which are measured using Level 3 inputs at March 31, 2023 and December 31, 2022:

	As of
	March 31, 2023	December 31, 2022
Balance at beginning of period/year	$34,589,767	$25,496,534
Additions	—	16,228,690

Adjustments:
Downward adjustments	(427,652)	(6,898,549)
Upward adjustments	—	2,137,021
Foreign exchange adjustment	383,298	(2,373,929)
Balance at end of period/year	$34,545,413	$34,589,767

Cumulative unrealized gains and losses, included in the carrying value of the Company’s non-marketable equity securities:

	As of
	March 31, 2023	December 31, 2022
Downward adjustments (including impairment)	$(27,682,252)	$(27,254,600)
Upward adjustments	$6,209,357	$6,209,357

Investment income is recorded as other income and consisted of the following:

	For the three months ended March 31,
	2023	2022
Marketable equity securities:
Unrealized gain from the changes in fair value – Investment C	$266	$2,148,935
Realized gain from sale of Investment C	1,541,736	—

Non-marketable equity securities
Unrealized losses (including impairment) – Investment F	(427,652)	—
Dividend income	608,714	—
Investment income, net	$1,723,064	$2,148,935

NOTE 9 — LONG-TERM INVESTMENTS, NET

Long-term investments, net consisted of the following:

	As of December 31,
	Ownership interest	2022	Ownership interest	2021
Marketable equity securities:
Investment C	0.46%	$2,443,593	0.47%	$7,795,479

Non-marketable equity securities:
Investment A	8.37%	5,717,678	3.55%	5,790,115
Investment B	3.63%	513,000	3.30%	1,270,848
Investment D	4.92%	16,030,943	5.11%	17,912,302
Investment E	4.00%	522,557	4.00%	523,269
Investment F	4.00%	11,805,589	—	—
Total		34,589,767		25,496,534
Net carrying value		$37,033,360		$33,292,013

Equity Method Investments

The Company generally accounts for the investments in equity security under the equity method in compliance of ASC Topic 323. Investments where the Company has significant influence, but not control, over the investee are accounted for under the equity method. The equity method investments are stated at cost, adjusted for the Company’s share of the investee’s earnings or losses, which are reflected in the consolidated statements of operations. The Company periodically reviews the investments for other than temporary declines in fair value below cost and more frequently when events or changes in circumstances indicate that the carrying value of an asset may not be recoverable.

As of December 31, 2022, the Company had no equity method investment as all the equity investments were disposed during the year ended December 31, 2021.

During the year ended December 31, 2021, the Company sold the entire interest (51%) in Investee A to the shareholder for a consideration of $159,413 at its net carrying value, resulted with a loss on the sale of $32,826.

During the year ended December 31, 2021, the Company sold the entire interest in Investee B to JP Morgan Chase for a cash consideration of approximately $186.8 million, resulted with a realized gain of approximately $139.2 million. The Company received the cash proceeds of $184.9 million during the year ended December 31, 2021 and the remaining balance was received in January 2022.

For the year ended December 31, 2021, the Company recorded a loss of $1,596,555 on equity method investments.

Debt Securities

Investment in debt securities consist of corporate bonds issued by the Company’s shareholder which are classified as held-to-maturity and carried at cost, adjusted for the amortization of premiums and the accretion of discounts using the level-yield method over the remaining period until maturity. In November 2021, the corporate bonds were fully redeemed by the shareholder. The Company earned the interest income of $203,632 for the year ended December 31, 2021.

Investments in Marketable Equity Securities

Investments in equity securities, such as, marketable securities, are accounted for at fair value with changes in fair value recognized in net income (loss). During the year ended December 31, 2021, Investment C was listed and publicly traded on Nasdaq Stock Exchange in March 2021 and there was a transfer into Level 1 from Level 3 in the fair value hierarchy of Investment C, as a result of a change in market liquidity.

As of December 31, 2022 and 2021, Investment C was recorded at fair value of $2,443,593 and $7,795,479, which were traded at a closing price of $2.46 and $7.85 per share, respectively.

For the years ended December 31, 2022 and 2021, the Company had an unrealized loss of $5,330,652 and $12,398,717, respectively in the changes in fair value.

Investments in Non-Marketable Equity Securities

Investments in non-marketable equity securities consist of investments in limited liability companies in which the Company’s interests are deemed minor and long-term, strategic investments in companies that are in various stages of development, and investments in a close-ended partnership funds which concentrated in the healthcare sector. These investments do not have readily determinable fair values and, therefore, are reported at cost, minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or similar investment of the same issuer.

Management assesses each of these investments on an individual basis, subject to a periodic impairment review and considers qualitative and quantitative factors including the investee’s financial condition, the business outlook for its products and technology, its projected results and cash flow, financing transactions subsequent to the acquisition of the investment, the likelihood of obtaining subsequent rounds of financing and cash usage. When an impairment exists, the investment will be written down to its fair value by recording the corresponding charge as a component of other income (expense), net. Fair value is estimated using the best information available, which may include cash flow projections or other available market data.

The following table presents the changes in fair value of non-marketable equity securities which are measured using Level 3 inputs at December 31, 2022 and 2021:

	As of December 31,
	2022	2021
Balance at beginning of year	$25,496,534	$39,416,469
Additions	16,228,690	3,427,791
Change from Level 3 to Level 1	—	(20,194,196)
Adjustments:
Upward adjustments	2,137,021	3,531,464
Downward adjustments	(6,898,549)	—
Foreign exchange adjustment	(2,373,929)	(684,994)
Balance at end of year	$34,589,767	$25,496,534

Cumulative unrealized gains and losses, included in the carrying value of the Company’s non-marketable equity securities:

	As of December 31,
	2022	2021
Downward adjustments (including impairment)	$(27,254,600)	$(20,356,051)
Upward adjustments	$6,209,357	$4,072,336

Investment income is recorded as other income in the Company’s consolidated statements of operations and consisted of the following:

	Years ended December 31,
	2022	2021
Marketable equity securities:
Unrealized loss from the changes in fair value – Investment C	$(5,330,652)	$(12,398,717)

Non-marketable equity securities:
Unrealized gains – Investment F	2,137,021	3,531,464
Unrealized losses (including impairment) – Investment A and B	(6,898,549)	—
Realized gains – Investee B	—	139,122,485
Dividend income	1,154,749	—
Investment (loss) income, net	$(8,937,431)	$130,255,232